Organization and Principal Activities (Details) - Schedule of Subsidiaries of the Group Are All Owned By the Company through Equity Investment	12 Months Ended
Dec. 31, 2023
Jayud Global Logistics (HongKong) Limited (“JYD HK”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	Jayud
Date of incorporation	June 24, 2022
Place of incorporation	Hong Kong
Principal activities	Wholly foreign owned enterprise
Jayud Global Logistics (HongKong) Limited (“JYD HK”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Joyed Logistics Services Inc. (“JYD US”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	Jayud
Date of incorporation	April 25, 2023
Place of incorporation	U.S.A.
Principal activities	Freight forwarding
Joyed Logistics Services Inc. (“JYD US”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Shenzhen Jayud Logistics Technology Co., Ltd (“JYD WLKJ”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD HK
Date of incorporation	July 23, 2015
Place of incorporation	PRC
Principal activities	Freight forwarding
Shenzhen Jayud Logistics Technology Co., Ltd (“JYD WLKJ”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Hongkong Jayud International Logistics Company Limited (“JYD HKGJHY”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD HK
Date of incorporation	December 31, 2017
Place of incorporation	Hong Kong
Principal activities	Agent service
Hongkong Jayud International Logistics Company Limited (“JYD HKGJHY”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
HK XINYX Technology Limited (“HK XYX”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD HK
Date of incorporation	September 6, 2023
Place of incorporation	Hong Kong
Principal activities	International trading
HK XINYX Technology Limited (“HK XYX”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Shenzhen Jia Yu Da International Logistics Co., Ltd. And its Tianjin Branch, Guangzhou Branch, Qingdao Branch and Ningbo Branch (“JYD SZGJHY”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	June 19, 2011
Place of incorporation	PRC
Principal activities	Freight forwarding
Shenzhen Jia Yu Da International Logistics Co., Ltd. And its Tianjin Branch, Guangzhou Branch, Qingdao Branch and Ningbo Branch (“JYD SZGJHY”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Shenzhen Jia Yu Da Trading Co., Ltd. (“JYD SM”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	September 18, 2009
Place of incorporation	PRC
Principal activities	International trading
Shenzhen Jia Yu Da Trading Co., Ltd. (“JYD SM”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Xuchang Jayud Supply Chain Management Co., Ltd (“JYD XC”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	May 6, 2021
Place of incorporation	PRC
Principal activities	Freight forwarding
Xuchang Jayud Supply Chain Management Co., Ltd (“JYD XC”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	September 14, 2015
Place of incorporation	PRC
Principal activities	Customs brokerage
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Shenzhen XIN YU Xiang Import & Export Co., Ltd. (“JYD XYX”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	October 26, 2011
Place of incorporation	PRC
Principal activities	International trading
Shenzhen XIN YU Xiang Import & Export Co., Ltd. (“JYD XYX”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Shenzhen Ronghai Tongda Supply Chain Management Co., Ltd (“JYD RHTD”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD XYX
Date of incorporation	July 31, 2023
Place of incorporation	PRC
Principal activities	International trading
Shenzhen Ronghai Tongda Supply Chain Management Co., Ltd (“JYD RHTD”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	51.00%
Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	April 23, 2014
Place of incorporation	PRC
Principal activities	Freight forwarding
Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Sky Pacific Logistics HK Company Limited (“TPYHK”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD HQ
Date of incorporation	March 2, 2016
Place of incorporation	Hong Kong
Principal activities	Agent service
Sky Pacific Logistics HK Company Limited (“TPYHK”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	67.00%
Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	April 1, 2021
Place of incorporation	PRC
Principal activities	Freight forwarding
Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Nanjing Jiayuda Logistics Co., Ltd. And its Nantong Branch, Xiamen Branch, and Danyang Branch (“JYD NJWL”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	February 12, 2018
Place of incorporation	PRC
Principal activities	Freight forwarding
Nanjing Jiayuda Logistics Co., Ltd. And its Nantong Branch, Xiamen Branch, and Danyang Branch (“JYD NJWL”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Shaanxi JiaYuda Supply Chain Management Co., Ltd. (“JYD SXGYL”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	March 27, 2018
Place of incorporation	PRC
Principal activities	Freight forwarding
Shaanxi JiaYuda Supply Chain Management Co., Ltd. (“JYD SXGYL”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	100.00%
Cargo Link Company Limited (“JYD SHWL”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	November 10, 2021
Place of incorporation	PRC
Principal activities	Freight forwarding
Cargo Link Company Limited (“JYD SHWL”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	51.00%
Shenzhen Jayud Yuncang Technology Co., Ltd. (“JYD YCKJ”) [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Controlled by	JYD WLKJ
Date of incorporation	July 25, 2022
Place of incorporation	PRC
Principal activities	Warehousing
Shenzhen Jayud Yuncang Technology Co., Ltd. (“JYD YCKJ”) [Member] | Owenership [Member]
Schedule of subsidiaries of the group are all owned by the Company through equity investment [Abstract]
Percentage of direct ownership	52.00%